Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	75.00%	76.00%
No quoted market price	25.00%	24.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	29.00%	29.00%
Non-UK equities [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	2.00%	2.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	2.00%	3.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	7.00%	8.00%
Pooled asset investment funds [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	44.00%	44.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	16.00%	14.00%